Commitment and Contingencies - Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 161,919
Less than 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	30,505
1-3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	54,534
3-5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	41,951
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments	$ 34,929